Quarterly Report
June 30, 2024
MFS®  Blended Research®
Core Equity Fund
UNE-Q3

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.3%
General Dynamics Corp.	56,780	$16,474,149
Honeywell International, Inc.	8,719	1,861,855
		$18,336,004
Airlines – 0.5%
United Airlines Holdings, Inc. (a)	137,703	$6,700,628
Apparel Manufacturers – 0.7%
Deckers Outdoor Corp. (a)	1,448	$1,401,592
PVH Corp.	79,904	8,459,436
		$9,861,028
Automotive – 0.3%
Aptiv PLC (a)	41,966	$2,955,246
Tesla, Inc. (a)	7,643	1,512,397
		$4,467,643
Biotechnology – 0.6%
Biogen, Inc. (a)	37,660	$8,730,341
Broadcasting – 0.6%
Omnicom Group, Inc.	92,118	$8,262,985
Brokerage & Asset Managers – 0.8%
Citigroup, Inc.	154,613	$9,811,741
TPG, Inc.	29,023	1,203,003
		$11,014,744
Business Services – 1.6%
Accenture PLC, “A”	14,029	$4,256,539
Verisk Analytics, Inc., “A”	65,541	17,666,576
		$21,923,115
Chemicals – 0.3%
Eastman Chemical Co.	38,253	$3,747,646
PPG Industries, Inc.	7,748	975,396
		$4,723,042
Computer Software – 10.3%
Adobe Systems, Inc. (a)	15,222	$8,456,430
Autodesk, Inc. (a)	18,934	4,685,218
Microsoft Corp.	227,640	101,743,698
Salesforce, Inc.	93,947	24,153,774
		$139,039,120
Computer Software - Systems – 6.6%
Apple, Inc.	398,270	$83,883,627
ServiceNow, Inc. (a)	6,364	5,006,368
		$88,889,995
Construction – 1.5%
Builders FirstSource, Inc. (a)	101,746	$14,082,664
Masco Corp.	86,737	5,782,756
		$19,865,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.8%
Colgate-Palmolive Co.	102,589	$9,955,236
Kimberly-Clark Corp.	102,953	14,228,105
		$24,183,341
Consumer Services – 1.3%
Booking Holdings, Inc.	4,557	$18,052,556
Electrical Equipment – 0.9%
Amphenol Corp., “A”	33,368	$2,248,002
TE Connectivity Ltd.	64,408	9,688,896
		$11,936,898
Electronics – 13.0%
Applied Materials, Inc.	86,457	$20,402,987
Broadcom, Inc.	3,833	6,153,997
Lam Research Corp.	24,688	26,289,017
NVIDIA Corp.	860,838	106,347,927
NXP Semiconductors N.V.	63,570	17,106,051
		$176,299,979
Energy - Independent – 3.6%
ConocoPhillips	109,472	$12,521,407
EOG Resources, Inc.	24,422	3,073,997
Phillips 66	126,779	17,897,392
Valero Energy Corp.	101,371	15,890,918
		$49,383,714
Energy - Integrated – 0.2%
Exxon Mobil Corp.	10,773	$1,240,188
National Gas Fuel Co.	35,189	1,906,892
		$3,147,080
Energy - Renewables – 0.1%
AES Corp.	66,701	$1,171,937
Entertainment – 0.6%
Spotify Technology S.A. (a)	27,141	$8,516,574
Food & Beverages – 1.6%
General Mills, Inc.	114,996	$7,274,647
Mondelez International, Inc.	84,496	5,529,418
PepsiCo, Inc.	53,737	8,862,844
		$21,666,909
Gaming & Lodging – 0.4%
Ryman Hospitality Properties, Inc., REIT	52,403	$5,232,964
Health Maintenance Organizations – 1.6%
Cigna Group	60,184	$19,895,025
UnitedHealth Group, Inc.	2,536	1,291,483
		$21,186,508
Insurance – 5.1%
Ameriprise Financial, Inc.	43,451	$18,561,833
Berkshire Hathaway, Inc., “B” (a)	16,943	6,892,412
Corebridge Financial, Inc.	618,130	17,999,946
Equitable Holdings, Inc.	244,722	9,999,341
Hartford Financial Services Group, Inc.	57,006	5,731,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
MetLife, Inc.	50,404	$3,537,857
Reinsurance Group of America, Inc.	28,186	5,785,740
		$68,508,512
Internet – 8.2%
Alphabet, Inc., “A”	198,841	$36,218,888
Alphabet, Inc., “C”	138,428	25,390,464
Meta Platforms, Inc., “A”	97,178	48,999,091
		$110,608,443
Machinery & Tools – 1.5%
AGCO Corp.	36,362	$3,559,113
CNH Industrial N.V.	543,715	5,507,833
Eaton Corp. PLC	19,696	6,175,681
Mueller Industries, Inc.	24,412	1,390,019
Timken Co.	27,157	2,176,090
Wabtec Corp.	9,010	1,424,031
		$20,232,767
Major Banks – 3.2%
JPMorgan Chase & Co.	99,164	$20,056,911
Wells Fargo & Co.	394,886	23,452,279
		$43,509,190
Medical & Health Technology & Services – 2.4%
IDEXX Laboratories, Inc. (a)	2,637	$1,284,746
IQVIA Holdings, Inc. (a)	21,367	4,517,839
McKesson Corp.	38,244	22,336,026
Veeva Systems, Inc. (a)	21,285	3,895,368
		$32,033,979
Medical Equipment – 0.8%
Abbott Laboratories	29,486	$3,063,890
Align Technology, Inc. (a)	8,236	1,988,418
Becton, Dickinson and Co.	5,616	1,312,515
Boston Scientific Corp. (a)	23,282	1,792,947
Medtronic PLC	28,940	2,277,867
		$10,435,637
Natural Gas - Distribution – 0.4%
UGI Corp.	213,191	$4,882,074
Network & Telecom – 0.4%
Motorola Solutions, Inc.	13,450	$5,192,373
Oil Services – 0.1%
TechnipFMC PLC	52,328	$1,368,377
Other Banks & Diversified Financials – 3.9%
American Express Co.	81,275	$18,819,226
Mastercard, Inc., “A”	9,959	4,393,512
Northern Trust Corp.	67,129	5,637,493
Popular, Inc.	49,920	4,414,426
Visa, Inc., “A”	72,610	19,057,947
		$52,322,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.5%
AbbVie, Inc.	149,968	$25,722,511
Eli Lilly & Co.	8,105	7,338,105
Johnson & Johnson	167,180	24,435,029
Merck & Co., Inc.	19,466	2,409,891
Organon & Co.	194,578	4,027,765
Pfizer, Inc.	463,128	12,958,321
Vertex Pharmaceuticals, Inc. (a)	23,198	10,873,366
		$87,764,988
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	10,744	$1,284,230
Railroad & Shipping – 1.2%
CSX Corp.	499,716	$16,715,500
Real Estate – 1.6%
Brixmor Property Group, Inc., REIT	146,473	$3,382,061
Essential Properties Realty Trust, REIT	71,417	1,978,965
Jones Lang LaSalle, Inc. (a)	72,336	14,849,134
W.P. Carey, Inc., REIT	36,794	2,025,510
		$22,235,670
Specialty Chemicals – 1.1%
Chemours Co.	247,843	$5,593,817
RPM International, Inc.	83,247	8,964,037
		$14,557,854
Specialty Stores – 8.1%
Amazon.com, Inc. (a)	311,242	$60,147,517
Home Depot, Inc.	45,205	15,561,369
O'Reilly Automotive, Inc. (a)	16,502	17,427,102
Target Corp.	114,862	17,004,170
		$110,140,158
Telecommunications - Wireless – 0.9%
SBA Communications Corp., REIT	48,074	$9,436,926
T-Mobile USA, Inc.	13,307	2,344,427
		$11,781,353
Tobacco – 1.2%
Altria Group, Inc.	351,928	$16,030,320
Utilities - Electric Power – 2.1%
Dominion Energy, Inc.	181,125	$8,875,125
DTE Energy Co.	11,673	1,295,820
Duke Energy Corp.	15,743	1,577,921
Edison International	109,572	7,868,365
PG&E Corp.	540,704	9,440,692
		$29,057,923
Total Common Stocks		$1,341,254,477
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.39% (v)	13,836,818	$13,838,202

Other Assets, Less Liabilities – (0.0)%		(668,980)
Net Assets – 100.0%		$1,354,423,699

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,838,202 and $1,341,254,477, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,341,254,477	$—	$—	$1,341,254,477
Mutual Funds	13,838,202	—	—	13,838,202
Total	$1,355,092,679	$—	$—	$1,355,092,679
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,171,205	$120,613,498	$119,946,493	$313	$(321)	$13,838,202
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$457,057	$—